U.S. Diversified Real Estate ETFTM
Schedule of Investments
May 31, 2024 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.7%
	Data Center REITs - 6.4%
24,729	Digital Realty Trust, Inc.	$3,594,113
5,718	Equinix, Inc.	4,362,720
		7,956,833
	Diversified REITs - 5.5%
12,662	Alexander & Baldwin, Inc.	212,722
87,915	American Assets Trust, Inc.	1,912,151
117,040	Armada Hoffler Properties, Inc.	1,327,234
8,061	Broadstone Net Lease, Inc.	123,736
169,928	Empire State Realty Trust, Inc. - Class A	1,619,414
5,038	Essential Properties Realty Trust, Inc.	134,918
26,800	WP Carey, Inc.	1,511,520
		6,841,695
	Health Care Facilities - 0.3%
4,037	National HealthCare Corporation	426,913
	Health Care REITs - 8.0%
21,066	CareTrust REIT, Inc.	538,658
14,623	Community Healthcare Trust, Inc.	343,055
12,155	Global Medical REIT, Inc.	112,920
11,514	Healthcare Realty Trust, Inc.	186,872
82,520	Healthpeak Properties, Inc.	1,642,148
11,741	LTC Properties, Inc.	403,890
8,795	National Health Investors, Inc.	581,174
24,165	Omega Healthcare Investors, Inc.	781,254
25,470	Sabra Health Care REIT, Inc.	371,353
33,384	Ventas, Inc.	1,677,880
31,128	Welltower, Inc.	3,227,040
		9,866,244
	Hotel & Resort REITs - 2.0%
31,155	Apple Hospitality REIT, Inc.	449,878
30,132	DiamondRock Hospitality Company	255,218
43,604	Host Hotels & Resorts, Inc.	782,256
5,879	Ryman Hospitality Properties, Inc.	617,706
42,612	Sunstone Hotel Investors, Inc.	438,051
		2,543,109
	Hotels, Resorts & Cruise Lines - 5.3%
4,751	Choice Hotels International, Inc.	537,766
10,063	Hilton Worldwide Holdings, Inc.	2,018,638
6,323	Hyatt Hotels Corporation - Class A	932,453
10,870	Marriott International, Inc. - Class A	2,512,818
7,654	Wyndham Hotels & Resorts, Inc.	541,597
		6,543,272
	Industrial REITs - 13.5%
87,858	Americold Realty Trust, Inc.	2,343,173
8,631	EastGroup Properties, Inc.	1,425,668
14,378	First Industrial Realty Trust, Inc.	677,491
17,093	Innovative Industrial Properties, Inc.	1,842,283
133,891	LXP Industrial Trust	1,138,073
5,508	Plymouth Industrial REIT, Inc.	114,897
39,272	Prologis, Inc.	4,339,163
3,717	Rexford Industrial Realty, Inc.	168,603
51,476	STAG Industrial, Inc.	1,804,748
52,053	Terreno Realty Corporation	2,945,159
		16,799,258
	Multi-Family Residential REITs - 17.6%
35,528	Apartment Income REIT Corporation	1,376,710
16,260	Apartment Investment and Management Company - Class A (a)	128,291
25,734	AvalonBay Communities, Inc.	4,958,427
18,112	Camden Property Trust	1,859,197
22,251	Centerspace	1,518,853
8,394	Elme Communities	129,351
58,233	Equity Residential	3,786,892
9,929	Essex Property Trust, Inc.	2,579,455
8,237	Independence Realty Trust, Inc.	137,558
19,991	Mid-America Apartment Communities, Inc.	2,672,997
67,193	UDR, Inc.	2,594,994
		21,742,725
	Office REITs - 15.7%
22,364	Alexandria Real Estate Equities, Inc.	2,661,316
31,676	Boston Properties, Inc.	1,921,783
64,134	COPT Defense Properties	1,582,186
70,378	Cousins Properties, Inc.	1,627,843
29,424	Douglas Emmett, Inc.	410,465
294,320	Easterly Government Properties, Inc.	3,484,749
50,233	Equity Commonwealth (a)	969,999
87,971	Highwoods Properties, Inc.	2,284,607
22,715	JBG SMITH Properties	327,096
83,688	Kilroy Realty Corporation	2,806,059
20,042	SL Green Realty Corporation	1,061,625
4,307	Vornado Realty Trust	105,608
		19,243,336
	Other Specialized REITs - 3.3%
169,285	Four Corners Property Trust, Inc.	4,132,247
	Real Estate Operating Companies - 0.6%
57,027	DigitalBridge Group, Inc.	777,848
	Retail REITs - 14.1%
7,122	Acadia Realty Trust	122,783
11,540	Agree Realty Corporation	701,170
14,331	Brixmor Property Group, Inc.	322,591
19,479	Federal Realty Investment Trust	1,966,405
37,824	Getty Realty Corporation	1,044,321
8,971	InvenTrust Properties Corporation	222,212
82,823	Kimco Realty Corporation	1,603,453
56,182	Kite Realty Group Trust	1,231,509
38,456	NETSTREIT Corporation	667,212
3,028	NNN REIT, Inc.	126,480
28,614	Phillips Edison & Company, Inc.	913,931
2,267	Realty Income Corporation	120,287
36,490	Regency Centers Corporation	2,240,486
8,910	Retail Opportunity Investments Corporation	111,553
3,137	Saul Centers, Inc.	114,155
24,973	Simon Property Group, Inc.	3,778,665
54,538	SITE Centers Corporation	786,438
49,961	Tanger, Inc.	1,386,418
7,051	Urban Edge Properties	125,014
		17,585,083
	Self Storage REITs - 1.9%
8,561	CubeSmart	362,216
5,114	Extra Space Storage, Inc.	740,354
7,526	National Storage Affiliates Trust	275,301
3,670	Public Storage	1,004,956
		2,382,827
	Single-Family Residential REITs - 5.5%
91,359	American Homes 4 Rent - Class A	3,292,578
13,947	Equity LifeStyle Properties, Inc.	875,453
33,740	Invitation Homes, Inc.	1,173,815
9,904	Sun Communities, Inc.	1,168,573
21,505	UMH Properties, Inc.	325,156
		6,835,575
	TOTAL COMMON STOCKS (Cost $118,551,011)	123,676,965

Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
361,659	U.S. Bank Money Market Deposit Account, 4.21% (b)	361,659
	TOTAL SHORT-TERM INVESTMENTS (Cost $361,659)	361,659
	TOTAL INVESTMENTS - 100.0% (Cost $118,912,670)	124,038,624
	Other Assets in Excess of Liabilities - 0.0%	47,979
	NET ASSETS - 100.0%	$124,086,603

Percentages are stated as a percentage of net assets.

(a)	Non-income producing security.
(b)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances.
The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.
The rate shown is as of May 31, 2024.

REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI")
and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$123,676,965	$-	$-	$123,676,965
Short-Term Investments	361,659	-	-	361,659
Total Investments in Securities	$124,038,624	$-	$-	$124,038,624

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended May 31, 2024, the Fund did not recognize any transfers to or from Level 3.